DERIVATIVE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 30, 2020	Dec. 30, 2019	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019
DERIVATIVE LIABILITY (Tables)
Loss on change in fair value of derivative liability	$ (744,738)	$ (604,289)
Fair value of convertible notes derivative liability			$ 2,813,150	$ 0	$ 2,813,150